Financial and other non-current assets	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Financial and other non-current assets	Financial and other non-current assets
The below tables provide details related to Financial assets and Other non-current assets as of December 31, 2022 and 2021.
Financial assets

($ millions)	2022	2021
Long-term financial investments measured at FVOCI	88	46
Long-term financial investments measured at FVPL	20	6
Long-term receivables from customers	119	110
Non-current minimum lease payments from finance lease agreements	38	35
Long-term loans, advances and security deposits	22	20
Total financial assets	287	217
Minimum lease payments from finance lease agreements
The following table shows the receivables of the gross investments in finance leases and the net present value of the minimum lease payments, as well as unearned finance income, related to surgical equipment lease arrangements. The finance income is recorded in "Other income".

	2022					2021
($ millions)	Total future payments	Unearned interest income	Present value	Provision	Net book value	Total future payments	Unearned interest income	Present value	Provision	Net book value
Not later than one year(1)	28	(2)	26	(1)	25	32	(2)	30	(2)	28
Between one and five years	49	(2)	47	(10)	37	47	(2)	45	(12)	33
Later than five years	1	—	1	—	1	2	—	2	—	2
Total	78	(4)	74	(11)	63	81	(4)	77	(14)	63
(1) The current portion of the minimum lease payments is recorded in Trade receivables or Other current assets (to the extent not yet invoiced).
Other non-current assets

($ millions)	2022	2021
Deferred compensation plans	139	155
Prepaid post-employment benefit plans	8	25
Other non-current assets	96	54
Total other non-current assets	243	234